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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
                                               ------
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greywolf Capital Management LP
Address:   4 Manhattanville Road, Suite 201
           Purchase, New York 10577

Form 13F File Number: 28-11771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Savitz
Title:    Managing Member of the General Partner of the Reporting Manager
Phone:    (914) 251-8200

Signature, Place, and Date of Signing:


/s/  Jonathan Savitz             Purchase, New York     August 16, 2010
----------------------
     Jonathan Savitz

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       8

Form 13F Information Table Value Total:       $1,922,206
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1        28-11776                 Greywolf Advisors LLC




                                                        13F INFORMATION TABLE

COLUMN 1                     COLUMN 2             COLUMN 3      COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
--------                     --------             ---------     --------      --------       --------   --------     --------
                                                                 VALUE      SHRS or SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS       CUSIP         (x$1000)    PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE
--------------               --------------       -----          ------     ------- --- ---- ---------- -------- ----  ------  ----
ARBINET CORP                 COM NEW ADDED        03875P407       1,889     243,739 SH       OTHER      1       243,739
CRYSTALLEX INTL CORP         COM                  22942F101       8,507  21,691,412 SH       OTHER      1    21,691,412
GOLD RESV INC                NOTE 5.500% 6/1      38068NAB4      14,090  19,672,000 PRN      OTHER      1    19,672,000
NAVISTAR INTL CORP           NEW NOTE 3.000%10/1  63934EAL2      51,590  44,000,000 PRN      OTHER      1    44,000,000
NAVISTAR INTL CORP           COM                  63934E108      10,726     218,016 SH       OTHER      1       218,016
ROYAL CARIBBEAN CRUISES LTD  COM                  V7780T103      29,043   1,275,500 SH  PUT  OTHER      1     1,275,500
SPDR S&P 500 ETF TR          UNIT SER 1 S&P       8462F103    1,806,350  17,500,000 SH  PUT  OTHER      1    17,500,000
VANTAGE DRILLING COMPANY     *W EXP 05/24/201     G93205121          11     765,964 SH  CALL OTHER      1       765,964